RGR RETURNS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RGR RETURNS
Opening balance as of January 1	R$ 1,319,921	R$ 1,035,421
Effect on cash flow:
Payment of principal	(392,681)	(307,946)
Interest paid	(50,369)	(78,979)
Non-cash effect:
Interest incurred	55,379	99,355
Recognition of new obligations		558,360
Adjustment resulting from contracts with RGR resources		13,710
Final balance on Prior year end	932,250	1,319,921
Current	492,276	439,974
Non-Current	R$ 439,974	R$ 879,947